Earnings per share - Reconciliation Between Shares Used in Calculating Basic and Diluted EPS (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Weighted average shares used in basic EPS calculation	1,223.0	1,250.0	1,247.8
Dilutive share options outstanding		0.3	1.6
Other potentially issuable shares	13.0	10.3	11.8
Weighted average shares used in diluted EPS calculation	1,236.0	1,260.6	1,261.2